Stock Options Plan (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Share Based Compensation Options Awarded

	For the three-month period ended
	March 31, 2025		March 31, 2024
	Weighted average of exercise price	Number of options	Weighted average of exercise price	Number of options
Outstanding as of the beginning of the period	$0.51	15,072,175	$0.42	15,544,175
Granted	$-	-	$-	-
Forfeited	$0.58	(150,000)	$0.32	(1,447,500)
Outstanding as of the end of period	$0.44	14,922,175	$0.42	14,096,675

	2024		2023
	Weighted average of exercise price	Number of options	Weighted average of exercise price	Number of options
Outstanding as of the beginning of the year	$0.42	15,544,175	$0.4	13,943,842
Granted	$0.55	1,715,500	$0.58	2,467,000
Forfeited	$0.39	(1,500,000)	$0.32	(866,667)
Expired	$0.28	(687,500)		-
Outstanding as of the end of year	$0.42	15,072,175	$0.42	15,544,175

Schedule of Stock-Based Compensation Expenses

The stock-based compensation expenses for the three months ended March 31, 2025 and March 31, 2024 were recognized in the statements of operations as follows;

	For the three-month period ended
	March 31, 2025	March 31, 2024
	US Dollars (In thousands)

Research and development expenses	7	23
Marketing expenses	1	162
General and administrative expenses	46	21

	54	206

	Year ended December 31
	2024	2023
	US Dollars (In thousands)
Research and development expenses	43	158
Marketing expenses	215	659
General and administrative expenses	227	865

	485	1,682